RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Related Party Transaction [Line Items]
Net borrowings on loan payable - related party		$ 71,927	$ 54,179
Loan payable-related party		32,801,345	32,796,345
Interest accrued related party		51,575	32,468
Deferred compensation		$ 2,202,600	538,767
Discretionary compensation amount	$ 1,000,000
Share price		$ 0.80
Consulting fees for research and development		$ 2,541,180	2,810,839
Balance payment		76,532	76,532
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable		$ 4,000,000	$ 2,500,000
Shares to be issued		1,500	2,000
Total accrued		$ 1,500,000	$ 2,000,000
Share price				$ 1,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Deferred compensation		1,663,833	538,767
Incentive compensation plan payable		2,500,000	461,233
Balance of incentive compensation payable		836,167
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party		329,365	257,438
Balance due to related party		$ 190,013	$ 140,013
Percentage of interest expense due to related party		12.00%	12.00%